FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about capital management (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [abstract]
Share capital	$ 100,184,783	$ 98,916,239
Reserves	12,511,661	12,137,446
Deficit	(91,128,928)	(69,861,983)
Capital	$ 21,567,516	$ 41,191,702